PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Description of property and equipment, net
	June 30, 2020	December 31, 2019
	(Unaudited)
Transportation vehicles	$215,149	$218,147
Electronic equipment	90,588	87,176
Office equipment and furniture	663	27,941
Leasehold improvement	-	46,128
Subtotal	306,400	379,392
Less: accumulated depreciation	(256,383)	(301,610)
Property and equipment, net	$50,017	$77,782